Summary of Significant Accounting Policies - Schedule of Par Values, Fair Values and Purchase Premiums (Discounts) of Initial Portfolio (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Feb. 11, 2020
Carrying Value
Assets
Cash	$ 197	$ 302
Loans, held-for-investment, net	22,282	22,127
Preferred stock	40,374	40,000
Mortgage loans, held-for-investment, net	933,219	863,564
Accrued interest and dividends	5,248	3,616
Mortgage loans held in variable interest entities, at fair value	1,712,909	1,742,186
Assets	2,715,325	2,671,795
Liabilities
Credit facility	788,345	788,764
Bridge facility		95,000
Bonds payable held in variable interest entities, at fair value	1,607,918	1,607,918
Liabilities	$ 2,398,831	2,491,682
Total contributions		180,113
Fair Value
Assets
Cash		302
Loans, held-for-investment, net		22,282
Preferred stock		40,400
Mortgage loans, held-for-investment, net		934,918
Accrued interest and dividends		3,616
Mortgage loans held in variable interest entities, at fair value		1,742,093
Assets		2,743,611
Liabilities
Credit facility		788,764
Bridge facility		95,000
Bonds payable held in variable interest entities, at fair value		1,607,918
Liabilities		2,491,682
Total contributions		251,929
Premium (Discount)
Assets
Loans, held-for-investment, net		155
Preferred stock		400
Mortgage loans, held-for-investment, net		71,354
Mortgage loans held in variable interest entities, at fair value		(93)
Assets		71,816
Liabilities
Total contributions		$ 71,816